Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2018
Principal Accountant Fees and Services
Schedule of Fees for Audit and Other Professional Services

€ millions	2018			2017			2016
	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total
	(Germany)	KPMG Firms		(Germany)	KPMG Firms		(Germany)	KPMG Firms

Audit fees	3	6	9	3	7	10	3	6	9
Audit-related fees	0	0	0	0	0	0	0	1	1
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	3	6	9	3	7	10	3	7	10